Share-based compensation - Summary of Restricted Stock Units Activities Under All Incentive Plans (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs unvested at beginning of period		7,551,480
Number of RSUs, granted	71,935,155	9,406,495
Number of RSUs, vested	(3,916,645)	(1,534,570)
Number of RSUs, Canceled/forfeited	(4,211,810)	(3,399,610)
Number of RSUs unvested at end of period	75,830,495	12,023,795
Weighted-average grant date fair value at beginning of period	$ 0.9880	$ 1.4416
Weighted-average grant date fair value, granted	0.3551	0.7353
Weighted-average grant date fair value, vested	0.8144	1.4645
Weighted-average grant date fair value, Canceled/forfeited	0.6760	1.0740
Weighted-average grant date fair value at end of period	$ 0.4290	$ 0.9880